CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Cash and cash equivalents	180,285	246,303	196,900
Restricted cash	2,048	2,050	2,350
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	182,333	248,353	199,250

The following table provides a reconciliation of changes in cash, cash equivalents, and restricted cash included in assets held for sale that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Changes in cash and cash equivalents included in assets held for sale	42,270	36,063	-
Changes in restricted cash included in assets held for sale	1,600	2,000	-
Total changes in cash, cash equivalents, and restricted cash included in assets held for sale shown in the consolidated statements of cash flows	43,870	38,063	-